CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
23.	CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
The Philippine subsidiaries
During the year ended December 31, 2025, no common share of MRP was purchased by the Company from the noncontrolling interests.

During the years ended December 31, 2024 and 2023, the Company through its subsidiaries, purchased 11.816 and 10.111 common shares of MRP at a total consideration of PHP42,833 (equivalent to $743) and PHP36,651 (equivalent to $671) from the noncontrolling interests, which increased
Melco Resorts’
shareholding in MRP and the Company recognized a decrease of $592 and $582 in
Melco Resorts’
additional
paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP, respectively.
The Company retains its controlling financial interests in MRP before and after the above transactions.
The schedule below discloses the effects of changes in
Melco Resorts’
ownership interest in MRP on its equity:

	Year Ended December 31,
	2025	2024	2023
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$185,045	$43,543	$(326,920)
Transfers to noncontrolling interests:
The Philippine subsidiaries
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the noncontrolling interests	—	(592)	(582)

Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers to noncontrolling interests	$185,045	$42,951	$(327,502)